Interests in Joint Operations - Summary of Assets Held in Joint Operations (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of significant joint operations [line items]
Current assets	$ 21,471	$ 23,373
Non-current assets	83,312	77,488	$ 76,863
Total assets	104,783	100,861	$ 111,993
Joint operations [member]
Disclosure of significant joint operations [line items]
Current assets	2,059	1,946
Non-current assets	37,193	35,682
Total assets	$ 39,252	$ 37,628